Provisions and Contingencies	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Provisions and Contingencies
26.
Provisions and Contingencies

PLDT’s Local Business and Franchise Tax Assessments

As at December 31, 2025, PLDT has no contested LGU assessments for franchise taxes based on gross receipts received or collected for services within its respective territorial jurisdiction.

Smart’s Local Business and Franchise Tax Assessments

Province of Cagayan

The Province of Cagayan, or the Province, issued a tax assessment against Smart in 2016 for alleged local franchise tax covering the years 2011 to 2015. Smart appealed the assessment to the Regional Trial Court, or RTC, on the ground that Smart cannot be held liable for local franchise tax mainly because it has no sales office within the Province pursuant to Section 137 of the Local Government Code (Republic Act No. 7160). The RTC rendered its Decision on November 29, 2021 dismissing the appeal of Smart for lack of jurisdiction without prejudice. Subsequently, a motion for reconsideration was filed by the Province. On April 25, 2023, the RTC ruled in favor of the Province and denied Smart’s subsequent Motion for Reconsideration. On May 24, 2023, Smart filed its Petition for Review before the Court of Tax Appeals. On June 27, 2023, the Second Division of the CTA, in a resolution, ordered the Province to file their Comment to the Petition for Review filed by Smart. The same was complied with. On December 14, 2023, Smart filed its Memorandum requesting for favorable decision by stating all legal and factual bases. On March 12, 2025, Smart received a Decision from the CTA Second Division. The CTA Second Division ruled in favor of Smart. As of this writing, the Company is waiting for finality of judgement or the filing of motion for reconsideration from the Province of Cagayan.

City of Makati

The City of Makati sent letters to Smart and SBI for alleged franchise tax liability, which Smart and SBI refuted through respective protest letters and judicial actions on the ground that Makati City is imposing tax on revenues outside its jurisdiction. After several court proceedings, on March 2, 2023, the City of Makati, Smart and SBI, mutually agreed to execute respective Compromise Agreements to abbreviate the long and protracted court cases. On March 17, 2023, the court approved the Compromise Agreement. Pursuant thereto, on March 28, 2023 and June 30, 2023, external counsels informed Smart and SBI, respectively, that the Courts approved Compromise Agreements, which eventually ended the cases. On

April 27, 2023, the City of Makati issued the Business Permits of Smart and SBI. For 2024 and 2025, all Business Permits were issued by the City of Makati to Smart and SBI.

Digitel’s Local Government Unit, or LGU, Assessments

Digitel is discussing with various LGUs, as to the settlement of its local taxes.

DMPI vs. City of Trece Martires

DMPI petitioned in 2010 to declare void the City of Trece Martires' ordinance of imposing tower fee of Php150 thousand for each cell site every year. Application for the issuance of a preliminary injunction by DMPI is pending resolution as of the date of this report.

ACeS Philippines’ Withholding Tax Assessments

ACeS Philippines had a case filed with the Supreme Court (ACeS Philippines Satellite Corporation vs. Commissioner of Internal Revenue Supreme Court G.R. No. 226680) for alleged 2006 deficiency withholding tax. On July 23, 2014, the CTA Second Division affirmed the assessment of the Commissioner of Internal Revenue for deficiency basic withholding tax, surcharge plus deficiency interest, and delinquency interest amounting to Php87 million. On November 18, 2014, ACeS Philippines filed a Petition for Review with the CTA En Banc. On August 16, 2016, the CTA En Banc also affirmed the assessment with finality. On October 19, 2016, ACeS Philippines filed a petition before the Supreme Court assailing the decision of the CTA. On February 23, 2017 and March 15, 2017, respectively, the Company paid a compromise settlement amounting to Php27 million and filed a formal request for compromise of tax liabilities before the Bureau of Internal Revenue, or BIR, while the case is pending before the Supreme Court.

ACeS Philippines entered into an amicable settlement with the BIR on February 19, 2021 pursuant to the provisions of the Civil Code of the Philippines and paid an additional compromise settlement amounting to Php20 million. The Commissioner of Internal Revenue signed the judicial compromise agreement on April 18, 2021. The corresponding Certificate of Availment (Compromise Settlement) was issued by the BIR. The parties filed with the Supreme Court on July 21, 2022 a Joint Motion for Judgment based on Judicial Compromise Agreement. On January 31, 2023, ACeS Philippines received the

Decision of the Supreme Court dated August 30, 2022 affirming the decision of the CTA En Banc. On February 15, 2023, ACeS Philippines filed its Motion for Reconsideration praying to consider the Joint Motion for Judgment based on Judicial Compromise Agreement filed on July 21, 2022. In a Notice dated February 21, 2023, the Supreme Court required the BIR to comment on the Motion for Reconsideration (on the Decision dated August 30, 2022). The BIR filed its Comment dated March 13, 2023 submitting that the Judicial Compromise Agreement executed by and between the parties be considered and judgment be rendered based thereon.

In a Notice received on June 29, 2023, the Supreme Court issued a Resolution dated April 25, 2023 resolving to deny ACeS Philippines’ Motion for Reconsideration with finality. The corresponding Entry of Judgment was received on
September 20, 2023. While the Supreme Court Decision and Resolution did not mention the Judicial Compromise Agreement, the BIR – National Evaluation Board previously approved ACeS Philippines’ application and payment for compromise settlement and issued the Certificate of Availment.

Arbitration with Eastern Telecommunications Philippines, Inc., or ETPI

PLDT and Eastern Telecommunications Philippines, Inc. (ETPI) have been involved in disputes since 1990 concerning interconnection and traffic exchange arrangements. The issues include, among others, ETPI’s alleged uncompensated bypass of PLDT’s systems, unpaid access charges, and non-payment of applicable rates for Off-Net and On-Net traffic from 1998 to 2003. ETPI, in turn, claims traffic shortfalls, under-reporting of revenues, and lost revenues arising from the blocking of incoming traffic and circuit migration during the same period.

Although the parties executed Compromise Agreements in 1990 and 1999, these did not fully resolve their differences. To avoid protracted litigation and preserve their business relationship, PLDT and ETPI entered into an Arbitration Settlement Agreement on April 16, 2008, submitting their respective Statements of Claims and Answers. Each party asserted claims of approximately Php2.8 billion to Php2.9 billion, and the arbitration proceedings were subsequently suspended by mutual agreement.

In connection with PLDT’s and Globe’s acquisition of San Miguel Corporation’s telecommunications business, the parties further agreed to cause the dismissal with prejudice of Eastern Telecommunications Philippines, Inc. v. Philippine Long Distance Telephone Company (Civil Case No. 17694) and all related or incidental proceedings, including the voluntary arbitration. As of the date of this report, there have been no changes in the status of the arbitration proceedings.

Department of Labor and Employment, or DOLE, Compliance Order, or Order, to PLDT

In a series of orders including a Compliance Order issued by the DOLE Regional Office on July 3, 2017, partly affirmed by the DOLE Secretary in resolutions dated January 10 and April 24, 2018, the DOLE directed PLDT to regularize
7,344 workers from 38 third-party service contractors. PLDT questioned these “regularization orders” before the CA, which, in a Decision dated July 31, 2018, granted PLDT’s prayer for injunction and set aside the DOLE orders insofar as they declared labor-only contracting in several functions, including janitorial, clerical, IT, back-office, call center sales, and professional services. The CA remanded to the DOLE only the determination of workers performing installation, repair, and maintenance, (IRM) functions and the computation of Php51.8 million in monetary awards.

The CA held that the DOLE Secretary’s regularization order was tainted with grave abuse of discretion for failure to meet the substantial-evidence standard and for misapplying the legal tests of “control over means and methods” versus “control over results.” PLDT thereafter filed a Motion for Partial Reconsideration on August 20, 2018, arguing that the remand exceeded the DOLE’s visitorial powers, as the fact-finding required could not be performed in the normal course of a labor inspection. PLDT also maintained that not all IRM work is necessarily regular, as some may be project-based or seasonal in nature, and proposed that the NLRC, with broader fact-finding authority, should determine such issues. The DOLE and the PLDT rank-and-file union MKP likewise sought reconsideration.

In a Resolution dated February 14, 2019, the CA denied all motions for reconsideration and affirmed its earlier decision. PLDT elevated the case to the Supreme Court through a Petition for Review filed on April 5, 2019, questioning only the CA’s remand order on IRM functions. The petitions of the DOLE and MKP were later consolidated with PLDT’s petition, and PLDT filed its Comment and Reply between February and December 2020.

On March 20, 2024, PLDT received the Supreme Court Decision dated February 14, 2024, which dismissed all petitions and affirmed the CA’s July 31, 2018 Decision. The Supreme Court upheld the modification of the DOLE Secretary’s resolutions and set aside the regularization orders for all contractor workers except those performing IRM services, who may be declared regular employees of PLDT subject to further proceedings. The Court remanded the case to the DOLE–NCR Regional Office to (a) determine the effects of regularization of IRM workers; (b) review and compute monetary awards for labor-standards violations, for which PLDT and the concerned contractors are solidarily liable; and (c) conduct further proceedings consistent with the Decision.

PLDT filed a Motion for Partial Reconsideration on April 4, 2024, and received MKP’s separate motion on April 16, 2024.

The Supreme Court, First Division, in its Resolution dated November 05, 2025, which was received by counsel on
February 24, 2026, resolved to deny with finality the motions for partial reconsideration filed by PLDT and MKP and held that no further pleadings, motions, letters, or other communications will be entertained. Accordingly, the Decision of the Supreme Court to remand the case stands.

Attys. Baquiran and Tecson vs. NTC, et al.

This Petition for Mandamus filed before the Supreme Court against the NTC, PCC, Liberty, BellTel, Globe, PLDT, and Smart concerns the 700 MHz frequency band and related frequencies originally assigned to Liberty and subsequently covered by the Co-Use Agreement among Globe, PLDT, and Smart. The petition questions the constitutionality and validity of the NTC’s assignments of the Subject Frequencies, the transfer from Liberty to BellTel, and the Co-Use Agreement itself, and also seeks to compel the NTC and PCC to revoke the Co-Use Agreement and conduct a full review of the Vega Telecom acquisition.

PLDT and Smart filed their Comment on January 17, 2019, arguing that the requisites for judicial review and mandamus were not met, that congressional approval was not required for Liberty’s assignment of the Subject Frequencies to BellTel, and that the Co-Use Agreement was valid and duly approved by the NTC. BellTel and Globe likewise filed their respective comments, which the Supreme Court noted in a Resolution dated March 19, 2019.

In a Resolution dated June 18, 2019, the Supreme Court ordered the consolidation of this case with G.R. No. 230798 (PCC v. CA [Twelfth Division] and PLDT; Globe, intervenor) and G.R. No. 234969 (PCC v. PLDT and Globe), assigning the consolidated cases to the division handling the lowest-numbered docket.

On September 17, 2024, PLDT received a Notice of Resolution dated August 6, 2024, directing the parties to move in the premises within ten (10) days from notice. PLDT, Liberty, and Globe thereafter filed their respective compliances.

As of the date of this report, the consolidated cases remain pending before the Supreme Court.

DITO, PCC and NTC Complaints

The NTC proceedings between Smart and DITO over interconnection capacity and bypass traffic have been largely overtaken by subsequent events. In 2024, Smart informed the NTC and PCC that it had provided DITO with additional interconnection capacity and that both parties had executed a Memorandum of Agreement on Bypass Activities, under which DITO acknowledged its ISR liabilities for 2021 to August 2023.

During 2023–2024, Smart representatives appeared before the PCC Competition Enforcement Office (PCC-CEO) in relation to an ongoing administrative investigation concerning alleged violations of the Philippine Competition Act. Smart submitted required documents and attended clarificatory hearings in June, July, and November 2023, and filed several Manifestations in 2024 confirming its agreement with DITO and subsequent compliance actions.

On March 18, 2025, Smart received another Subpoena Duces Tecum from the PCC-CEO, directing it to submit documents and information on or before April 11, 2025 pertaining to its operations as a PTE and its relationship with other PTEs for the period of March 2021 to December 2024. On April 11, 2025, Smart requested for an additional thirty (30) days to comply with the Subpoena. Thereafter, on May 13, 2025, Smart filed its Compliance to the PCC-CEO’s Subpoena.

On May 30, 2025, Smart received a resolution from the PCC-CEO requiring it to clarify documents to be further submitted in relation to the March 18, 2025 Subpoena, and scheduling a videoconference on June 11, 2025. Smart, through its representatives then attended the June 11, 2025 clarificatory hearing via videoconference, and simultaneously filed its partial compliance with the Subpoena and a prayer that it be given a period of fifteen (15) days from June 11, 2025 or until
June 26, 2025, to submit other information and documents required in the Subpoena. Accordingly, Smart filed its Compliance on June 25, 2025. Thereafter, the PCC-CEO issued a Resolution dated June 25, 2025, directing Smart to submit further documents in relation to the issues on or before July 07, 2025. In compliance therewith, Smart filed its Manifestation on July 07, 2025.

As of the date of this report, the PCC-CEO’s investigation remains pending resolution.

Other disclosures required by IAS 37, Provisions, Contingent Liabilities and Contingent Assets, were not provided as it may prejudice our position in on-going claims, litigations and assessments. See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Provision for legal contingencies and tax assessments.